Summary of Significant Accounting Policies - Additional Information (Details) - Hoya Intermediate, LLC [Member] - USD ($) $ in Thousands	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Accounts receivable		$ 23,418
Accounts Receivable, Allowance for Credit Loss		5,715
Revision of Prior Period, Error Correction, Adjustment [Member]
Increase Decrease in Cost of revenues		1,753	$ 2,669
Resale contribution margin		285	345
Revision of Prior Period, Error Correction, Adjustment [Member] | Minimum [Member]
Marketing Expense		$ 1,468	2,324
Personal seat licenses [Member]
Finite lived intangible assets useful life		30 years
Cost of Sales [Member]
Inventory Write-down	$ 3,634	$ 1,627
Depreciation And Amortization Expense [Member]
Amortization	$ 454	226
General and Administrative Expense [Member]
Income Tax Expense (Benefit)		230	831
Selling and Marketing Expense [Member]
Advertising Expense		$ 37,524	$ 175,926